REVENUE - Narrative (Details) - CAD ($) $ in Millions			12 Months Ended
	Jul. 01, 2025	Jan. 01, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Decrease in amortization expense			$ 30	$ 115
Other revenue recognized under IFRS 16 or IFRS 9			$ 241	$ 159
Minimum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Device, finance period			36 months
Deferred commission cost assets, amortization period			12 months
Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Device, finance period			48 months
Deferred commission cost assets, amortization period			90 months
Service revenue | Minimum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expected period of recognition			3 years
Service revenue | Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expected period of recognition			5 years
Wireless
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred commission cost assets, amortization period	35 months	32 months			24 months
Wireless | Service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Typical payment period			30 days
Wireless | Equipment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Typical payment period			24 months
Cable
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred commission cost assets, amortization period		32 months			24 months
Cable | Service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Typical payment period			30 days
Cable | Equipment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Typical payment period			24 months
Media
Disclosure of disaggregation of revenue from contracts with customers [line items]
Typical payment period			30 days